Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2020
Deferred income tax
Schedule of gross tax assets and liabilities

	2019	2020
	RMB’000	RMB’000
The deferred tax assets comprise temporary differences attributable to:
- Tax losses	17,478	27,988
- Others	2,422	4,658
	19,900	32,646
The deferred tax liabilities comprise temporary differences attributable to:
- Medical licenses and tradenames	(12,248)	(14,425)
- Others	(581)	(226)
	(12,829)	(14,651)

Schedule of deferred tax assets and liabilities by recovery period

	2019	2020
	RMB’000	RMB’000
Deferred income tax assets:
- Deferred income tax assets to be recovered after more than 12 months	19,765	31,363
- Deferred income tax assets to be recovered within 12 months	9	9
	19,774	31,372
Deferred income tax liabilities:
- Deferred income tax liabilities to be settled after more than 12 months	(12,031)	(12,107)
- Deferred income tax liabilities to be settled within 12 months	(672)	(1,270)
	(12,703)	(13,377)
Deferred income tax assets – net	7,071	17,995

Summary of gross movement on deferred income tax accounts

The gross movement on deferred income tax accounts is as follows:

	2019	2020
	RMB’000	RMB’000
At 1 January	10,283	7,071
Acquisition of subsidiaries (Note 30)	(9,377)	(1,385)
Disposal of subsidiaries (Note 31)	(184)	(750)
Credited to consolidated statement of comprehensive income	6,357	13,073
Translation adjustment	(8)	(14)
At 31 December	7,071	17,995

Deferred income tax assets

	Tax losses	Others	Total
	RMB’000	RMB’000	RMB’000
At 1 January 2019	12,254	—	12,254
Acquisition of a subsidiary (Note 30)	1,445	104	1,549
Disposal of a subsidiary (Note 31)	(182)	(2)	(184)
Credited to consolidated statement of comprehensive income	3,961	2,320	6,281
At 31 December 2019 and 1 January 2020	17,478	2,422	19,900
Acquisition of subsidiaries (Note 30)	13,422	5,492	18,914
Disposal of subsidiaries (Note 31)	(10,017)	(5,314)	(15,331)
Credited to consolidated statement of comprehensive income	7,135	2,058	9,193
Translation adjustment	(30)	—	(30)
At 31 December 2020	27,988	4,658	32,646

Deferred income tax liabilities

	Medical licenses
	and tradenames	Others	Total
	RMB’000	RMB’000	RMB’000
At 1 January 2019	1,971	—	1,971
Acquisition of a subsidiary (Note 30)	10,868	58	10,926
(Credited)/charge to consolidated statement of comprehensive income	(591)	515	(76)
Translation adjustment	—	8	8
At 31 December 2019 and 1 January 2020	12,248	581	12,829
Acquisition of subsidiaries (Note 30)	20,297	—	20,297
Disposal of subsidiaries (Note 31)	(14,581)	—	(14,581)
Credited to consolidated statement of comprehensive income	(3,539)	(341)	(3,880)
Translation adjustment	—	(14)	(14)
At 31 December 2020	14,425	226	14,651

Summary of unrecognized tax losses by expiry period

	2019	2020
	RMB’000	RMB’000
Tax loss expiring within 5 years	13,850	71,862